DWS Investment Management Americas, Inc.
100 Summer Street
Boston, MA 02110-2146
October 5, 2026
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
RE:
DWS Managed Municipal Bond Fund and DWS Strategic High Yield Tax-Free Fund (the “Funds”), each a series of Deutsche DWS Municipal Trust (the “Trust”) (Reg. Nos. 002-57139; 811-02671)
Dear Commission Staff:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 125 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Funds and was filed electronically on September 24, 2026.
Any comments or questions on this filing should be directed to the undersigned at (617) 295-2565.
Very truly yours,
/s/Caroline Pearson
Caroline Pearson
Managing Director and Regional Head of Legal Americas
DWS Investment Management Americas, Inc.
cc:
John Marten, Vedder Price P.C.